COMMITMENTS AND CONTINGENCIES (Details) - CONCORD ACQUISITION CORP III - USD ($)			12 Months Ended
	Mar. 26, 2024	Nov. 08, 2021	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Amount of underwriters commission recognized			$ 372,678
Accumulated deficit			6,618,747
Underwriters commission was reduced			6,991,425
Contingent fees			3,610,000	$ 0
Accrued fees			$ 2,500,000
Stockholders of number of shares who exercised their right to redeem shares	3,766,000		30,558,639
Aggregate amount in Trust Account			$ 318,441,770
Excise tax payable			3,184,272
Capital Markets Advisor Fee
COMMITMENTS AND CONTINGENCIES
Contingent fees			2,500,000	$ 0
Legal Fees
COMMITMENTS AND CONTINGENCIES
Contingent fees			$ 1,110,000
IPO
COMMITMENTS AND CONTINGENCIES
Deferred underwriting discount (in percentage)		3.50%
Deferred underwriting discount		$ 12,075,000